Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Deficit [Abstract]
Gross proceeds received in connection with offerings
Par value of Series A preferred stock issued	$489,938
Additional paid-in-capital	1,666,000
Derivative warrant liabilities	111,777
Derivative preferred stock conversion feature	872,688
Derivative Warrants issued to placement agent as offering costs	79,615
Offering costs paid in cash	699,482
Total	$3,919,500

Par value of Series A preferred stock issued	$510,062
Additional paid-in-capital	974,648
Derivative warrant liabilities	113,153
Derivative preferred stock conversion feature	1,647,910
Derivative Warrants issued to placement agent as offering costs	248,655
Offering costs paid in cash	586,072
Total	$4,080,500

Summary of changes in options outstanding
	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding and expected to vest at December 31, 2012	6,779,615	$0.08	9.5	$0
Granted	11,874,482	$0.08
Outstanding and expected to vest at December 31, 2013	18,654,097	$0.08	8.8	$1,305,000
Granted	11,497,600	$0.15	9.9	$0
Outstanding and expected to vest at March 31, 2014	30,151,697	$0.08	9.1	$1,119,000
Options exercisable as of December 31, 2013	5,260,321	$0.08	9.0	$368,000
Options exercisable as of March 31, 2014	5,890,185	$008	8.7	$353,000

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	-
Granted	6,779,615	$0.08
Outstanding and expected to vest at December 31, 2012	6,779,615	$0.08	9.5	$-
Granted	11,874,482	$0.08
Outstanding and expected to vest at December 31, 2013	18,654,097	$0.08	8.8	$1,305,000
Options exercisable at December 31, 2013	5,260,321	$0.08	9.0	$368,000

Weighted average fair value of options granted
	For the Years Ended December 31,
	2013	2012
Current price of common stock	$0.08	$0.03
Risk free interest rate	1.4%	0.6%
Dividend yield	0%	0%
Volatility	73% to 80%	82%
Expected term (in years)	5.75 to 10	5.75

Summary of changes in warrants outstanding
	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2011	62,512	$1.00
Granted	54,783,595	$0.05
Exercised	(6,193,765)	$0.08
Outstanding at December 31, 2012	48,652,342
Granted	40,612,818	$0.05
Outstanding at December 31, 2013	89,265,160
Outstanding and vested at December 31, 2013	44,300,212	$0.09

Summary of outstanding warrants by category
	Number of warrants	Exercise price per share	Expiration
Investors in connection with Series A preferred offering	25,000,000	$0.08	2019-2020
Placement agent in connection with Series A preferred offering	12,500,000	$0.08	2019-2020
Note holders in connection with 2012 and 2013 subordinated notes offering	2,812,500	$0.08	2019-2020
Founder warrants	8,682,125	$0.08	2019 (1)
Placement agent in connection with subordinated notes offering	1,406,250	$0.08	2019-2020
Placement agent in connection with acquisition of Medeor, Inc.	2,000,000	$0.11	2020
Advisory Firm	36,186,773	$0.01	(2)
Consultants	615,000	$0.08	2016-2017
Other	62,512	$1.00	2017
Total	89,265,160

(1)	The warrants were cancelled on January 29, 2014. (See Note 8, Legal)
(2)	The warrants are issuable to the consultant when certain performance-based requirements have been met. The warrants are deemed outstanding but are not yet vested.

Weighted average fair value of warrants granted
	For the Three Months March 31,
	2014	2013
Common stock price	$0.15	$0.08
Risk free interest rate	1.5 to 1.6%	N/A
Dividend yield	0%	N/A
Volatility	77%	N/A
Expected term (in years)	6.25%	N/A

	Years Ended December 31,
	2013	2012

Current price of common stock	$0.08 - $0.15	$0.03
Risk-free interest rate	0.9% to 1.8%	0.6% to .7%
Dividend yield	0%	0%
Expected volatility	73% to 83%	82% to 83%
Expected term (in years)	4-7	5